91903-P1 03/24

LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED MARCH 1, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED AUGUST 1, 2023, OF

WESTERN ASSET TOTAL RETURN ETF (THE “FUND”)

Effective March 1, 2024, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

a.	The section titled “Management – Investment Professionals” in the Fund’s Summary Prospectus and Prospectus is amended to add the following investment professionals:

Investment professional	Title	Investment professional of the fund since
Michael C. Buchanan	Co-Chief Investment Officer	March 2024
Nicholas Mastroianni	Portfolio Manager	March 2024

b.	The section titled “More on fund management – Investment professionals” in the Fund’s Prospectus is amended to add the following investment professionals:

Investment professional	Title and recent biography	Investment professional of the fund since
Michael C. Buchanan	Co-Chief Investment Officer and has been employed by Western Asset as an investment professional for at least the past five years.	March 2024
Nicholas Mastroianni	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	March 2024

c.	The table in the section titled “Investment Professionals – Other Accounts Managed by the Investment Professionals” in the Fund’s SAI is amended with respect to the Fund to add the following entries:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (billions) ($)
Michael C. Buchanan*	Registered Investment Companies	37	17.34	None	None
	Other Pooled Investment Vehicles	266	50.58	23	2.60
	Other Accounts	570	170.69	21	12.68

Nicholas Mastroianni*	Registered Investment Companies	7	2.40	None	None
	Other Pooled Investment Vehicles	13	6.59	None	None
	Other Accounts	163	51.95	5	3.97

*

The information is as of January 31, 2024, and does not reflect additional accounts (including the Fund) for which Messrs. Buchanan and Mastroianni will join the portfolio management team on March 1, 2024.

d.	The table in the section titled “Investment Professionals – Investment Professional Securities Ownership” in the Fund’s SAI is amended with respect to the Fund to add the following entries:

Investment Professional	Dollar Range of Ownership of Securities ($)
Michael C. Buchanan*	None
Nicholas Mastroianni*	None

*	The information is as of January 31, 2024

Please retain this supplement for future reference.

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